Note 36 - Related Parties - Key Management Personnel and Entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Key management salaries		$ 3,102	$ 2,076	$ 2,234
Share-based awards* @	[1],[2]	720	999	540
All other compensation &	[3]	2,599	1,697	1,011
Key management personnel compensation		$ 6,421	$ 4,772	$ 3,785

[1]	Amount inclusive of $104 (2022: $354, 2021: $123) classified as production costs.
[2]	Employees, officers, directors, consultants and other service providers also participate in the OEICP (see note 12.1).
[3]	The Company entered into a consultancy agreement with SR Curtis, a director of the Company, effective July 1, 2022 until December 31, 2023 at a monthly fee of $44.1 from July 1, 2022 until December 31, 2022 and $12.5 from January 1, 2023 until December 31, 2023. During the period ended December 31, 2023, the Company recorded $150 (2022: $265, 2021: $Nil) in consultancy fees. The Company has extended Mr. Curtis’ consultancy agreement until December 31, 2025 at a monthly fee of $12.5. Mr. Curtis is retiring as a director from the next annual general meeting (planned for May 7, 2024). Included is an amount of $647 (2022: $1,378, 2021: $1,011) that relates to bonuses provided or paid for in 2023. Included is an amount of $1,588 (2022: $54 (leave payout), 2021: $Nil) that relates to provision of a severance package payable in 2024